Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash Flows From Operating Activities
Net loss	$ (6,560,916)	$ (5,663,736)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Share based compensation	919,427	2,863,711
Depreciation and amortization	287,352	34,858
Bad debt expense	53,296
Accretion expense	39,004	20,623
Changes in operating assets and liabilities:
Trade and other receivables	27,660	(184,428)
Inventory	(87,313)
Prepaid expenses and other assets	53,577	104,934
Accounts payable and accrued liabilities	(390,167)	65,930
Deferred revenue	(1,310)
Net cash used in operating activities	(5,659,391)	(2,758,108)
Cash Flows From Investing Activities
Purchase of intangible assets	(500,000)
Purchase of property and equipment	(900,930)	(75,860)
Net cash used in investing activities	(1,400,930)	(75,860)
Cash Flows From Financing Activities
Sale of ordinary shares	1,283,385	23,865,890
Warrant exercise proceeds		382,500
Repayment of silent partnerships	(418,626)
Repayment of loans payable		(113,974)
Repayment of lease obligations	(91,275)	(23,929)
Net cash provided by financing activities	773,484	24,110,487
Effect of changes in exchange rates	3,264	(30,227)
Net change in cash	(6,283,573)	21,246,292
Cash at beginning of period	17,141,775	8,727,542
Cash at end of period	10,858,202	29,973,834
Non-Cash Investing And Financing Activities
Right of use asset additions	922,545	445,835
Acquisition of intellectual property for ordinary shares and deferred payments	3,271,828
Interest expense paid	$ 42,749	$ 133,692